Subordinated Notes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subordinated Notes

At September 30, 2011 and 2010, subordinated notes amounted to $0 and $56,615, respectively. Such Subordinated Debentures (which were unsecured) matured on December 31, 2008, bore interest at the rate of 10% per annum, and were subordinated to certain notes described in Note 7, above.

As more fully described in Note 9, subordinated note-holders owed $480,159 (including interest) accepted the Company’s offer to convert their debt into 8,002,650 shares of common stock during the year ended September 30, 2010. During the year ended September 30, 2011, subordinated note-holders owed $67,267 (including interest) accepted the Company’s offer to convert their debt into 695,150 shares of common stock.